Offerings	Aug. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,446,665
Proposed Maximum Offering Price per Unit	0.0320
Maximum Aggregate Offering Price	$ 46,294.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 7.09
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of the Registrant's common stock being registered hereunder include such indeterminate number of shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Consists of: (i) up to 255,102 shares of common stock issued to certain service providers of the Registrant in exchange for services rendered and to be rendered and (ii) up to 1,191,563 shares of Common Stock issued to certain holders as consideration for the acquisition of VICE CRM, LLC in connection with the Equity Purchase Agreement, dated as of July 31, 2025 by and between the Registrant, VICE CRM, LLC and the sellers party thereto.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, as amended, based on the average of the high and low reported trading prices of the Registrant's common stock as reported on the OTCQB® Venture Market on August 26, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon exercise of outstanding convertible notes
Amount Registered | shares	8,747,347
Proposed Maximum Offering Price per Unit	0.0320
Maximum Aggregate Offering Price	$ 279,916.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 42.86
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of the Registrant's common stock being registered hereunder include such indeterminate number of shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, as amended, based on the average of the high and low reported trading prices of the Registrant's common stock as reported on the OTCQB® Venture Market on August 26, 2025.

Issuable upon conversion of the Senior Secured Convertible Promissory Notes issued on January 23, 2024 pursuant to a note purchase agreement in a private placement with the purchasers party thereto.

Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	21,590,291
Proposed Maximum Offering Price per Unit	1.75
Carry Forward Form Type	S-1
Carry Forward File Number	333-280335
Carry Forward Initial Effective Date	Jun. 20, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 3,502.48
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of the Registrant's common stock being registered hereunder include such indeterminate number of shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Consists of up to 21,590,291 shares of common stock being registered for resale by the selling securityholders named in this registration statement consisting of up to: (i) 1,341,356 shares of common stock purchased by subscribers in a private placement pursuant to separate subscription agreements, (ii) 4,000,000 shares of common stock originally issued in a private placement to originally issued in a private placement to TCAC Sponsor, LLC, a Delaware limited liability company and certain affiliates in connection with the IPO of Tuatara Capital Acquisition Corporation (“Tuatara”), and (iii) 16,248,935 shares of common stock beneficially owned by certain stockholders who have been granted registration rights.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, as amended, based on the average of the high and low reported trading prices of the Registrant's common stock as reported on the Nasdaq Capital Market on July 13, 2022.

Represents carry forward securities that remain unsold by the selling stockholders under the Registration Statement on Form S-1, filed on June 20, 2024 (File No. 333-280335) (the “Prior Registration Statement”), and are included in this Registration Statement pursuant to Rule 415(a)(6). These securities consist of the securities described in note 3. An amount of $3,502.48 in filing fees previously paid in connection with such unsold shares under the Prior Registration Statement will continue to apply to such unsold shares included in this Registration Statement. The offering of such unsold securities registered under the Prior Registration Statement will be deemed terminated as of the effective date of this Registration Statement.

Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, issuable upon exercise of outstanding warrants
Amount Registered | shares	16,000,000
Proposed Maximum Offering Price per Unit	11.50
Carry Forward Form Type	S-1
Carry Forward File Number	333-280335
Carry Forward Initial Effective Date	Jun. 20, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 17,056.80
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of the Registrant's common stock being registered hereunder include such indeterminate number of shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Consists of up to 16,000,000 shares of common stock, consisting of up to: (i) 6,000,000 shares of common stock that may be issued upon the exercise of 6,000,000 warrants (the “private placement warrants”) originally issued in a private placement in connection with the initial public offering of Tuatara, by the holders thereof, at an exercise price of $11.50 per share, subject to adjustment, and (ii) 10,000,000 shares of common stock that may be issued upon the exercise of 10,000,000 warrants (the “public warrants”), originally issued in the initial public offering of Tuatara, by holders thereof, at an exercise price of $11.50 per share, subject to adjustment.

Calculated pursuant to Rule 457(g) under the Securities Act, based on the $11.50 exercise price per share of common stock issuable upon exercise of the public warrants and private placement warrants.

Represents carry forward securities that remain unsold under the Prior Registration Statement and are included in this Registration Statement pursuant to Rule 415(a)(6). These securities consist of the securities described in note 4. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with such unsold securities will continue to be applied to such unsold securities. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Warrants to purchase shares of common stock
Amount Registered | shares	6,000,000
Carry Forward Form Type	S-1
Carry Forward File Number	333-280335
Carry Forward Initial Effective Date	Jun. 20, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of the Registrant's common stock being registered hereunder include such indeterminate number of shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Represents carry forward securities that remain unsold under the Prior Registration Statement and are included in this Registration Statement pursuant to Rule 415(a)(6). These securities consist of 6,000,000 private placement warrants. In accordance with Rule 457(g), the entire registration fee for the private placement warrants is allocated to the shares of common stock underlying the private placement warrants, and no separate fee is payable for the private placement warrants. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,136,260
Proposed Maximum Offering Price per Unit	0.1450
Carry Forward Form Type	S-1
Carry Forward File Number	333-280335
Carry Forward Initial Effective Date	Jun. 20, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 45.72
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of the Registrant's common stock being registered hereunder include such indeterminate number of shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Represents carry forward securities that remain unsold under the Prior Registration Statement and are included in this Registration Statement pursuant to Rule 415(a)(6). These securities consist of: (i) up to 1,700,000 shares of common stock issued to certain holders in connection with the Settlement Agreement, dated September 7, 2023, by and between Yuzz Buzz, LLC, Jason Wright, and Michael Gross, on the one hand, and the Registrant, SpringBig, Inc., Medici Holdings V, Inc. (f/k/a SpringBig, Inc.), SpringBig Holdings, Inc. and Jeffrey Harris, on the other hand, and (ii) up to 436,260 shares of common stock issued to certain service providers of the Registrant in exchange for services rendered and to be rendered. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with such unsold securities will continue to be applied to such unsold securities. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, as amended, based on the average of the high and low reported trading prices of the Registrant's common stock as reported on the OTCQX® Best Market on June 17, 2024.

Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon exercise of outstanding convertible notes
Amount Registered | shares	42,666,665
Proposed Maximum Offering Price per Unit	0.1450
Carry Forward Form Type	S-1
Carry Forward File Number	333-280335
Carry Forward Initial Effective Date	Jun. 20, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 913.15
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of the Registrant's common stock being registered hereunder include such indeterminate number of shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, as amended, based on the average of the high and low reported trading prices of the Registrant's common stock as reported on the OTCQX® Best Market on June 17, 2024.

Represents carry forward securities that remain unsold under the Prior Registration Statement and are included in this Registration Statement pursuant to Rule 415(a)(6). These securities consist of the securities described in note 2. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid in connection with such unsold securities will continue to be applied to such unsold securities. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.